USAA Cornerstone Conservative Fund
Risk/Return Summary
INVESTMENT OBJECTIVE
The USAA Cornerstone Conservative Fund (the Fund) seeks current income. The Fund also considers the potential for capital appreciation.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USAA Cornerstone Conservative Fund)	USAA Cornerstone Conservative Fund 10/1/2014 - 10/1/2014 USD ($)
Shareholder Fees:
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (USAA Cornerstone Conservative Fund) USAA Cornerstone Conservative Fund		Cornerstone Conservative Fund
Management Fee		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.57%
Total Annual Operating Expenses		0.77%
Reimbursement from Adviser	[1]	(0.10%)
Total Annual Operating Expenses After Reimbursement		0.67%
[1]	(a) The Adviser has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2015.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

Expense Example (USAA Cornerstone Conservative Fund) (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
USAA Cornerstone Conservative Fund Cornerstone Conservative Fund	10	179	326	891

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. Your manager will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the manager's tactical allocation will not be successful.

The risks of the Fund are the same risks applicable to the underlying USAA Funds in which the Fund invests. The risks will apply proportionally according to the allocation to each applicable underlying USAA Fund. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that target allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results) as well as tactical allocation risk.

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund's assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. A company's stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of those investments will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is the risk that the market value of the bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment-grade, also known as junk or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance for one full calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Return for Period Ended December 31*Fund began operations on June 8, 2012.
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SIX-MONTH YTD TOTAL RETURN
4.38% (6/30/14)
BEST QUARTER*	WORST QUARTER*
1.89% 1st Qtr. 2013	-1.79% 2nd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns (USAA Cornerstone Conservative Fund) USAA Cornerstone Conservative Fund	Past 1 Year	Since Inception	Inception Date
Cornerstone Conservative Fund	3.47%	5.94%	Jun. 08, 2012
Cornerstone Conservative Fund Return After Taxes on Distributions	2.12%	4.76%	Jun. 08, 2012
Cornerstone Conservative Fund Return After Taxes on Distributions and Sales	2.03%	4.10%	Jun. 08, 2012
Cornerstone Conservative Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	0.02%	Jun. 08, 2012
Cornerstone Conservative Fund MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)	22.80%	24.28%	Jun. 08, 2012